                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5320

                        Van Kampen Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
--------------------------------------------------------------------------------
              1221 Avenue of the Americas, New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   6/30

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of December 31, 2003.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

MUNICIPAL INCOME TRUST
SYMBOL: VMT
-------------------------------------------------------
AVERAGE ANNUAL                 BASED ON      BASED ON
TOTAL RETURNS                    NAV       MARKET PRICE

Since Inception (08/26/88)      8.29%          7.03%

10-year                         6.50           4.84

5-year                          6.96           3.85

1-year                          7.72          11.99

6-month                         2.04           1.84
-------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Municipal Income Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The economic backdrop for the six months ended December 31, 2003 was marked by mixed signals regarding the strength of the U.S. economy. While employment strength was generally weak, the economy, as measured by gross domestic product
(GDP), grew by 8.2 percent in the third quarter. The beleaguered industrial sector of the economy appeared to show signs of life and consumer spending remained fairly strong. While generally positive for the stock market, none of these improvements made a significant dent in the ongoing budgetary and fiscal difficulties at the state and local levels, and many municipal bond issuers experienced downgrades.

The Federal Reserve Board (the Fed) attempted to keep the economy moving in the right direction by cutting the Fed Funds target rate on June 25 to 1.00 percent. This rate cut, which was half of what many investors had hoped for, seemed to signal that deflation was no longer a primary worry of the Fed, and as a result, yields began to climb from their June lows. At the same time, investors shifted their attention to the advancing equity market, which reduced demand for municipal bonds. Interest from cross-over investors--investors who traditionally favor taxable investments, but are drawn to the relatively attractive yields of municipal bonds--also evaporated as the attractiveness of the taxable market returned. Municipal-bond issuance was heavy through the first half of the period, though it abated somewhat in the last three months of the year. These forces combined to drive municipal-bond yields off of their historic lows, ending the six-month period at levels higher than where they began.

PERFORMANCE ANALYSIS

A closed-end fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by


TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2003

---------------------------------------------------------
      BASED ON    BASED ON       LEHMAN BROTHERS
        NAV     MARKET PRICE   MUNICIPAL BOND INDEX

       2.04%       1.84%              1.45%
---------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and an index definition.

(1)Team members may change without notice at any time.

dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both a market price and NAV basis, Van Kampen Municipal Income Trust outperformed its benchmark, the Lehman Brothers Municipal Bond Index. (See performance table.)

The trust uses leverage to enhance its dividend to common shareholders. To implement this approach, the trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are invested in longer-term securities, taking advantage of the difference between short- and longer-term rates. With short-term rates at historic lows during the period, the difference between short- and longer-term rates was relatively high. This made using leverage a particularly profitable approach during the period.

The trust also seemed to benefit from our conservative investment approach. Given California's budgetary difficulties, as well as other states' fiscal concerns, we chose to emphasize sectors such as public building, water and sewer, and transportation. In economically challenging times, these sectors have the benefit of being tied to revenues from ongoing projects, rather than to more volatile general tax revenues. We also maintained the portfolio's credit quality at a very high level, with more than 89 percent of long-term investments rated AA by the end of the period. We also invested in some AAA-rated insured bonds from several sectors in the market. Both of these strategies boosted performance.

Our interest-rate strategy was largely defensive as well; we kept the portfolio's duration (a measure of interest-rate sensitivity) below that of its benchmark. We also moved to take advantage of compelling valuations in the 15- to 20-year segment of the yield curve. Our purchases were focused on bonds with 10-year call dates that allow them to offer the benefits of strong income and the lower downside vulnerability of shorter-duration securities. This also added to

TOP 5 SECTORS AS OF 12/31/03                RATING ALLOCATIONS AS OF 12/31/03
General Purpose               17.6%         AAA/Aaa                         78.6%
Public Building               15.9          AA/Aa                           10.7
Transportation                12.8          A/A                              4.6
Public Education              10.4          BBB/Baa                          4.2
Water & Sewer                  9.5          Not Rated                        1.9

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

performance, as the 20-year segment of the curve outperformed its peers during the period.

Several of the high-grade 30-year bonds in the portfolio reached their performance targets. We used the proceeds from these sales to invest in issues that we believed offered greater total-return prospects. We also realigned the portfolio's holdings in the health-care sector in an attempt to take advantage of those securities which we believed had the potential for attractive returns.

Going forward, we anticipate continuing with our disciplined investment approach, and will monitor the market closely for compelling investment opportunities.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          MUNICIPAL BONDS  152.6%
          ALABAMA 2.7%
$3,660    Alabama St Brd Ed Rev & Impt Southn Univ St
          Cmnty Rfdg (MBIA Insd).......................... 5.250%   07/01/20   $  3,969,819
 1,865    Alabama St Univ Rev Gen Tuit & Fee Ser B (MBIA
          Insd)........................................... 5.250    03/01/33      1,958,418
 1,990    Jefferson Cnty, AL Wts Ser A (AMBAC Insd)....... 5.000    04/01/09      2,223,924
                                                                               ------------
                                                                                  8,152,161
                                                                               ------------
          ALASKA  1.8%
 3,650    Alaska St Intl Arpt Rev Ser B (AMBAC Insd)...... 5.250    10/01/27      3,807,826
 1,575    Matanuska-Susitna Boro, AK Ctf Part Pub Safety
          Bldg Lease (FSA Insd)........................... 5.750    03/01/16      1,783,467
                                                                               ------------
                                                                                  5,591,293
                                                                               ------------
          ARIZONA  2.7%
 1,000    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
          Network......................................... 6.375    12/01/37      1,037,110
 3,000    Arizona St Trans Brd Excise Tax Maricopa Cnty
          Regl Area Rd Fd................................. 5.500    07/01/04      3,066,330
 4,000    Arizona St Trans Brd Hwy Rev Sub Ser A Rfdg..... 4.750    07/01/11      4,146,200
                                                                               ------------
                                                                                  8,249,640
                                                                               ------------
          CALIFORNIA  10.0%
 4,500    California Infrastructure & Econ Dev Bk Rev Bay
          Area Toll Brdgs First Lien A (AMBAC Insd)....... 5.000    07/01/33      4,614,615
 1,000    California St Dept Wtr Res Ctr Wtr Sys Ser X
          (FGIC Insd)..................................... 5.000    12/01/29      1,026,370
 1,000    California St Dept Wtr Res Pwr Ser A............ 6.000    05/01/15      1,148,830
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.500    05/01/16      1,127,630
 2,500    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.375    05/01/18      2,754,725
 5,000    California St Univ Rev & Co Systemwide Ser A
          (AMBAC Insd).................................... 5.000    11/01/33      5,112,550
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
          (Escrowed to Maturity) (MBIA Insd)..............   *      09/01/17      2,597,800
 4,500    Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC
          Insd)........................................... 5.125    07/01/40      4,640,715
 2,500    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)... 5.250    07/01/20      2,725,375
 2,000    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B (FSA
          Insd)........................................... 5.000    07/01/28      2,057,140

See Notes to Financial Statements                                              5

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          CALIFORNIA (CONTINUED)
$1,500    Metropolitan Wtr Dist Southn CA Auth Ser B 1
          (FGIC Insd)..................................... 5.000%   10/01/33   $  1,538,895
 1,000    Santa Clara Cnty, CA Brd Ed Rfdg (MBIA Insd).... 5.000    04/01/25      1,029,410
                                                                               ------------
                                                                                 30,374,055
                                                                               ------------
          COLORADO  3.7%
 1,500    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
          Proj (Prerefunded @ 08/31/05)................... 7.000    08/31/26      1,684,380
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
          Proj Ser B (Prerefunded @ 08/31/05)............. 6.950    08/31/20      1,122,100
 3,405    Colorado Ed & Cultural Fac Impt Charter Sch Rfdg
          (XLCA Insd)..................................... 5.250    12/01/23      3,622,750
   550    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives..................................... 5.250    09/01/21        570,504
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A............................... 5.500    03/01/32      1,038,210
 1,000    El Paso Cnty, CO Ctf Part Detention Fac Proj Ser
          B (AMBAC Insd).................................. 5.375    12/01/18      1,109,760
 1,850    Montrose Cnty, CO Ctf Part...................... 6.350    06/15/06      1,901,078
                                                                               ------------
                                                                                 11,048,782
                                                                               ------------
          CONNECTICUT  1.0%
 1,750    Connecticut St Spl Oblig Pkg Rev Bradley Intl
          Arpt Ser A (ACA Insd)........................... 6.600    07/01/24      1,902,565
 1,000    Hartford, CT Pkg Sys Rev Ser A.................. 6.500    07/01/25      1,036,910
                                                                               ------------
                                                                                  2,939,475
                                                                               ------------
          DISTRICT OF COLUMBIA  1.0%
 2,775    District of Columbia Hosp Rev Medlantic Hlthcare
          Ser A Rfdg (Escrowed to Maturity) (MBIA Insd)
          (a)............................................. 5.250    08/15/12      3,048,365
                                                                               ------------

          FLORIDA  10.2%
 2,775    Broward Cnty, FL Wtr & Swr Util Rfdg (MBIA
          Insd)........................................... 5.000    10/01/21      2,936,144
 2,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)........................................... 5.950    07/01/20      2,115,540
 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)........................................... 5.750    07/01/11      1,161,440
 2,000    Florida St Dept Environmental Prot Preservtn Rev
          Ser A (FGIC Insd)............................... 5.750    07/01/10      2,338,700
 1,745    Hillsborough Cnty, FL Port Dist Tampa Port Auth
          Proj Ser A (MBIA Insd).......................... 5.375    06/01/27      1,833,105
 1,000    Jea, FL Elec Sys Rev Ser 3 Ser A................ 5.500    10/01/41      1,071,580
 2,105    Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)..... 5.375    07/01/15      2,377,345
 1,000    Marion Cnty, FL Sch Brd Ctf (FSA Insd).......... 5.250    06/01/18      1,105,100
 1,500    Miami Beach, FL Stormwtr Rev (FGIC Insd)........ 5.250    09/01/25      1,579,620
 1,720    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          (FGIC Insd)..................................... 5.375    10/01/32      1,798,226
 3,000    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)........................................... 5.250    08/01/14      3,388,260

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          FLORIDA (CONTINUED)
$4,000    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)........................................... 5.625%   10/01/14   $  4,570,320
 2,000    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)........................................... 5.500    10/01/31      2,176,600
 1,090    Plantation, FL Impt Proj Rfdg (FSA Insd)........ 5.000    08/15/20      1,159,716
 1,115    Tallahassee, FL Lease Rev FL St Univ Proj Ser A
          (MBIA Insd)..................................... 5.500    08/01/19      1,245,578
                                                                               ------------
                                                                                 30,857,274
                                                                               ------------
          GEORGIA  7.9%
 4,499    Fulton Cnty, GA Lease Rev (Acquired 12/23/94,
          Cost $4,499,036) (b)............................ 7.250    06/15/10      4,750,262
 2,635    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
          Insd)........................................... 6.500    01/01/20      3,334,145
 3,000    Georgia Muni Elec Auth Pwr Rev Ser B Rfdg (FGIC
          Insd)........................................... 6.250    01/01/17      3,691,110
 2,500    Georgia St Ser D................................ 6.000    10/01/05      2,699,650
 2,335    Georgia St Ser D................................ 6.000    10/01/06      2,603,245
 1,405    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)............................... 5.250    11/01/14      1,577,323
 2,000    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)............................... 5.250    11/01/22      2,143,620
   800    Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys
          Inc............................................. 6.700    07/01/16        794,528
 2,500    Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys
          Inc............................................. 6.500    07/01/27      2,402,450
                                                                               ------------
                                                                                 23,996,333
                                                                               ------------
          ILLINOIS  18.2%
 4,000    Chicago, IL Brd Ed Chicago Sch Reform Ser A
          (AMBAC Insd).................................... 5.250    12/01/27      4,159,640
 1,400    Chicago, IL Brd Ed Ser A (MBIA Insd)............ 5.500    12/01/28      1,495,774
 2,250    Chicago, IL Neighborhoods Alive 21 Ser A (FGIC
          Insd)........................................... 5.500    01/01/13      2,549,632
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien C-2 Rfdg (FSA Insd)........................ 5.250    01/01/30      1,547,700
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien C-2 Rfdg (XLCA Insd)....................... 5.250    01/01/34      1,542,915
 1,000    Chicago, IL O'Hare Intl Arpt Rev Second Lien
          Passenger Fac Ser B (AMBAC Insd)................ 5.500    01/01/16      1,111,640
 1,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)......... 5.750    01/01/14      1,153,280
 1,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)......... 5.750    01/01/15      1,148,150
 4,895    Chicago, IL Pub Bldg Comm Bldg Rev Ser A
          (Escrowed to Maturity) (MBIA Insd)..............   *      01/01/07      4,593,566
 1,000    Chicago, IL Ser B Rfdg (AMBAC Insd) (a)......... 5.125    01/01/15      1,118,700
 2,000    Chicago, IL Wastewtr Transmission Rev Second
          Lien (MBIA Insd)................................ 5.750    01/01/25      2,220,840
 1,960    Cook Cnty, IL Cmnty Cons Sch Dist (FSA Insd).... 5.500    12/01/13      2,276,716
 1,000    Cook Cnty, IL Ser A (FGIC Insd)................. 5.500    11/15/31      1,066,290

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          ILLINOIS (CONTINUED)
$3,230    Cook Cnty, IL Ser A Rfdg (MBIA Insd)............ 5.625%   11/15/16   $  3,614,919
 2,310    Illinois Dev Fin Auth Rev Adventist Hlth Ser A
          (MBIA Insd)..................................... 5.500    11/15/13      2,638,413
 2,500    Illinois Dev Fin Auth Rev Adventist Hlth Ser A
          (MBIA Insd)..................................... 5.500    11/15/15      2,837,600
 1,335    Illinois Dev Fin Auth Rev Bradley Univ Proj
          (Prerefunded @ 08/01/09) (AMBAC Insd)........... 5.375    08/01/24      1,539,255
 2,000    Illinois Ed Fac Auth Rev Lewis Univ............. 6.125    10/01/26      1,961,300
 3,205    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys
          Rfdg............................................ 6.000    11/15/23      3,266,248
 1,500    Illinois St First Ser (FGIC Insd)............... 5.375    11/01/14      1,691,820
 1,900    Kendall, Kane & Will Cntys, IL Cmnty Unit Sch
          Dist No. 308 Ser B (FGIC Insd).................. 5.250    10/01/21      2,042,538
 2,500    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Ser A (MBIA Insd)..... 5.250    06/15/42      2,610,725
 1,250    Sangamon Cnty, IL Ctf Part...................... 10.000   12/01/06      1,522,550
 7,455    Will Cnty, IL Fst Presv Dist Ser B (FGIC
          Insd)...........................................   *      12/01/12      5,265,839
                                                                               ------------
                                                                                 54,976,050
                                                                               ------------
          INDIANA  2.3%
 2,420    Brownsburg, IN Sch Bldg Corp First Mtg
          Brownsburg Cmnty Sch (MBIA Insd)................ 5.550    02/01/24      2,641,769
 1,000    Clark Pleasant, IN Cmnty Sch First Mtg (AMBAC
          Insd)........................................... 5.500    07/15/18      1,106,220
 2,000    Indiana Trans Fin Auth Toll Rfdg (AMBAC Insd)... 5.375    07/01/09      2,198,760
 1,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt...... 6.375    11/01/29        990,520
                                                                               ------------
                                                                                  6,937,269
                                                                               ------------
          KANSAS  2.7%
 3,810    Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC
          Insd)........................................... 5.250    10/01/22      4,064,203
 1,250    Kansas St Dev Fin Auth Rev KS St Proj (AMBAC
          Insd)........................................... 5.500    03/01/16      1,407,188
 2,235    Sedgwick Cnty, KA Uni Sch Dist No. 259 Wichita
          (MBIA Insd)..................................... 5.500    09/01/11      2,551,096
                                                                               ------------
                                                                                  8,022,487
                                                                               ------------
          KENTUCKY  3.4%
 2,190    Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn
          KY Intl Arpt Ser A Rfdg (MBIA Insd)............. 6.250    03/01/09      2,500,389
 5,000    Kentucky St Ppty & Bldgs Commn Proj No. 74 Rfdg
          (FSA Insd)...................................... 5.375    02/01/16      5,567,450
 2,000    Kentucky St Tpk Auth Econ Dev Revitalization
          Proj Rfdg (FSA Insd)............................ 5.500    07/01/07      2,232,260
                                                                               ------------
                                                                                 10,300,099
                                                                               ------------

 8                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          LOUISIANA  2.1%
$4,395    Ernest N Morial New Orleans, LA Sr Sub Ser A
          (AMBAC Insd).................................... 5.250%   07/15/22   $  4,713,462
 1,500    Louisiana St Ser A (FGIC Insd).................. 5.500    11/15/08      1,709,610
                                                                               ------------
                                                                                  6,423,072
                                                                               ------------
          MARYLAND  0.9%
 2,180    Baltimore, MD Cap Apprec Ser A (FGIC Insd)......   *      10/15/09      1,650,107
 1,265    Maryland St Econ Dev Corp Student Hsg Rev
          Salisbury Univ Proj............................. 5.000    06/01/34      1,189,049
                                                                               ------------
                                                                                  2,839,156
                                                                               ------------
          MASSACHUSETTS  2.5%
 4,000    Massachusetts St Cons Ln Ser B (Prerefunded @
          03/01/12) (FSA Insd)............................ 5.500    03/01/17      4,602,720
 1,500    Massachusetts St Fed Hwy Gnt Antic Nt Ser A..... 5.750    06/15/15      1,746,870
 1,000    Massachusetts St Indl Fin Agy Rev Higher Ed
          Hampshire College Proj.......................... 5.625    10/01/12      1,058,840
                                                                               ------------
                                                                                  7,408,430
                                                                               ------------
          MICHIGAN  2.9%
 1,000    Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
          Insd)........................................... 5.750    01/01/13      1,149,330
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale
          Cmnty Hlth Ctr.................................. 5.750    05/15/18      1,114,014
   650    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
          Clemens Gen Hosp Ser B.......................... 5.750    11/15/25        626,847
 1,000    Michigan Muni Bd Auth Rev Clean Wtr Rev Fd...... 5.250    10/01/18      1,102,710
 1,000    Michigan St Strategic Fd Detroit Edison Co Proj
          C Rfdg (XLCA Insd).............................. 5.450    12/15/32      1,046,840
 1,000    Michigan St Strategic Fd Detroit Edison Pollutn
          Ctl Ser B Rfdg.................................. 5.650    09/01/29      1,030,940
 2,500    Michigan St Strategic Fd Ltd Oblig Rev Detroit
          Ed Conv Rfdg (AMBAC Insd)....................... 4.850    09/01/30      2,767,100
                                                                               ------------
                                                                                  8,837,781
                                                                               ------------
          MISSISSIPPI  0.5%
 1,500    Mississippi Hosp Equip & Fac MS Baptist Med Ctr
          Rfdg (MBIA Insd)................................ 6.000    05/01/13      1,613,280
                                                                               ------------

          MISSOURI  3.7%
 2,530    Bi State Dev Agy MO IL Met Metrolink Cross Cnty
          Proj B (FSA Insd)............................... 5.250    10/01/18      2,797,092
 3,400    Missouri St Hwys & Trans Commn Rd Rev Ser A..... 5.500    02/01/08      3,829,862
 1,405    Saint Louis, MO Direct Dep Ser A Rfdg (FSA
          Insd)........................................... 5.000    04/01/19      1,506,483
 1,605    Saint Louis, MO Direct Dep Ser A Rfdg (FSA
          Insd)........................................... 5.000    04/01/20      1,706,901
 1,250    Saint Charles, MO Ctf Part Ser B................ 5.500    05/01/18      1,326,225
                                                                               ------------
                                                                                 11,166,563
                                                                               ------------

See Notes to Financial Statements                                              9

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          NEVADA  1.5%
$3,965    Clark Cnty, NV Bd Bk (FGIC Insd)................ 5.500%   06/01/09   $  4,531,599
                                                                               ------------

          NEW JERSEY  2.6%
 1,835    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser
          A (AMBAC Insd).................................. 5.250    09/01/21      1,979,873
 1,000    New Jersey St Trans Corp Cap Grant Antic Nt Ser
          B (AMBAC Insd).................................. 5.500    02/01/08      1,122,270
 2,000    New Jersey St Trans Corp Ctf Fed Trans Admin
          Grants Ser A (AMBAC Insd)....................... 5.500    09/15/13      2,316,120
 2,095    New Jersey St Trans Tr Fd Auth Trans Sys Ser
          A............................................... 5.750    06/15/17      2,448,552
                                                                               ------------
                                                                                  7,866,815
                                                                               ------------
          NEW MEXICO  1.5%
 4,000    Santa Fe, NM Gross Rcpt Tax Impt (AMBAC Insd)... 5.250    06/01/13      4,512,000
                                                                               ------------

          NEW YORK  17.8%
 3,000    Metropolitan Trans Auth NY Ser A Rfdg (AMBAC
          Insd)........................................... 5.500    11/15/18      3,382,110
 2,500    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
          Insd)........................................... 5.250    11/15/31      2,642,325
 2,500    Nassau Cnty, NY Interim Fin Auth Sales Tax Secd
          Ser A........................................... 5.750    11/15/13      2,891,725
 5,700    New York City Muni Wtr Fin Auth Ser A (FSA
          Insd)........................................... 5.375    06/15/17      6,367,983
 5,900    New York City Ser A............................. 7.000    08/01/04      6,097,296
 4,500    New York City Ser B (AMBAC Insd)................ 7.250    08/15/07      5,283,450
   445    New York City Ser C............................. 7.000    08/15/08        446,927
 1,000    New York City Ser H............................. 5.750    03/15/13      1,119,470
 6,930    New York City Trans Auth Trans Fac Livingston
          Plaza Proj Rfdg (Escrowed to Maturity) (FSA
          Insd)........................................... 5.400    01/01/18      7,956,749
 3,000    New York City Transitional Fin Auth Rev Future
          Tax Secd Ser A.................................. 5.500    11/01/26      3,416,010
 2,000    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D
          (MBIA Insd)..................................... 5.500    10/01/17      2,264,480
 3,000    New York St Urban Dev Corp Rev Personal Income
          Tax Ser C (FGIC Insd)........................... 5.500    03/15/18      3,394,110
 3,000    New York St Urban Dev Corp Rev Personal Income
          Tax Ser C....................................... 5.000    03/15/33      3,063,060
 2,635    New York St Urban Dev Corp Rev Youth Fac
          (Prerefunded @ 04/01/04)........................ 5.875    04/01/08      2,719,478
 2,680    Port Auth NY & NJ Cons 119th Ser (FGIC Insd).... 5.500    09/15/17      2,909,247
                                                                               ------------
                                                                                 53,954,420
                                                                               ------------

 10                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          NORTH CAROLINA  5.8%
$2,000    Charlotte, NC Ctf Part Convention Fac Proj Ser A
          Rfdg............................................ 5.500%   08/01/19   $  2,242,840
 3,000    North Carolina Eastn Muni Pwr Agy Pwr Sys Rev
          Ser D........................................... 6.750    01/01/26      3,336,870
10,000    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Rfdg (MBIA Insd)............................ 6.000    01/01/12     11,865,500
                                                                               ------------
                                                                                 17,445,210
                                                                               ------------
          OHIO  4.6%
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj............................................ 7.500    01/01/30      1,111,920
 3,000    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)........... 5.250    12/01/19      3,279,990
 1,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare...... 5.375    10/01/30      1,015,960
 2,000    Lorain, OH City Sch Dist Classroom Fac Impt
          (MBIA Insd)..................................... 5.250    12/01/20      2,186,540
 1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd
          Part Proj Rfdg (AMBAC Insd)..................... 6.375    04/01/29      1,054,370
 1,500    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj A
          (FSA Insd)...................................... 5.500    04/01/15      1,701,210
 3,000    University Cincinnati OH Gen Ser A (FGIC
          Insd)........................................... 5.500    06/01/09      3,433,440
                                                                               ------------
                                                                                 13,783,430
                                                                               ------------
          OKLAHOMA  0.8%
 1,130    Central, OK Trans & Pkg Auth Pkg Sys (AMBAC
          Insd)........................................... 5.000    07/01/18      1,214,422
 1,000    Tulsa Cnty, OK Indl Auth Ser B.................. 5.000    05/15/10      1,119,800
                                                                               ------------
                                                                                  2,334,222
                                                                               ------------
          OREGON  2.5%
 1,000    Clackamas Cnty, OR Sch Dist..................... 5.500    06/01/10      1,154,310
 1,350    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)........................................... 5.250    07/01/22      1,448,523
 2,060    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/17      2,263,054
 1,250    Portland, OR Cmnty College Dist Ser B........... 5.250    06/01/12      1,411,625
 1,135    Portland, OR Swr Sys Rev Second Lien Ser A Rfdg
          (FSA Insd)...................................... 5.250    06/01/19      1,243,971
                                                                               ------------
                                                                                  7,521,483
                                                                               ------------
          PENNSYLVANIA  7.5%
 1,500    Allegheny Cnty, PA San Auth Swr (MBIA Insd)..... 5.500    12/01/30      1,626,165
 1,000    Allegheny Cnty, PA Ser C-53 Rfdg (FGIC Insd).... 5.500    11/01/14      1,138,020
 1,000    Greensburg Salem, PA Sch Dist Rfdg (FGIC
          Insd)........................................... 5.375    09/15/15      1,125,620
 2,000    Harrisburg, PA Auth Res Gtd Sub Ser D 2 (FSA
          Insd)........................................... 5.000    12/01/33      2,191,500
 1,200    Harrisburg, PA Cap Apprec Nt Ser F Rfdg (AMBAC
          Insd)...........................................   *      09/15/14        773,136
 2,600    Philadelphia, PA Auth Indl Ser B (FSA Insd)..... 5.500    10/01/16      2,914,496
 2,400    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
          Fourth Ser (FSA Insd)........................... 5.250    08/01/22      2,592,120

See Notes to Financial Statements                                             11

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          PENNSYLVANIA (CONTINUED)
$4,570    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500%   09/01/16   $  5,048,342
 2,000    Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A
          (Escrowed to Maturity).......................... 6.000    12/01/13      2,332,920
 3,000    State Pub Sch Bldg Auth PA Sch Rev Lease
          Philadelphia Sch Dist Proj (FSA Insd)........... 5.000    06/01/33      3,082,680
                                                                               ------------
                                                                                 22,824,999
                                                                               ------------
          SOUTH CAROLINA  0.7%
 1,000    Chesterfield Cnty, SC Sch Dist (FSA Insd)....... 5.375    03/01/18      1,103,360
 1,000    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser A (AMBAC Insd)................ 5.200    11/01/27      1,047,750
                                                                               ------------
                                                                                  2,151,110
                                                                               ------------
          SOUTH DAKOTA  0.3%
   875    Deadwood, SD Ctf Partn (ACA Insd)............... 6.375    11/01/20        947,564
                                                                               ------------

          TENNESSEE  1.8%
 2,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd).... 7.500    07/01/25      2,535,540
 2,500    Memphis, TN (Prerefunded @ 10/01/06)............ 5.250    10/01/14      2,763,050
                                                                               ------------
                                                                                  5,298,590
                                                                               ------------
          TEXAS  15.0%
 2,050    Austin, TX Wtr & Wastewtr Rfdg (MBIA Insd)...... 5.750    05/15/12      2,341,223
 1,000    Austin, TX Wtr & Wastewtr Rfdg (MBIA Insd)...... 5.250    11/15/19      1,093,990
   750    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.......... 5.375    01/01/32        755,190
 1,430    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)......... 5.750    02/15/15      1,621,792
 1,500    Corpus Christi, TX Util Sys Rev Impt Rfdg (FSA
          Insd)........................................... 5.250    07/15/19      1,630,515
 2,000    Fort Worth, TX Wtr & Swr Rev Impt Rfdg.......... 5.500    02/15/05      2,096,700
 1,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A.................................. 6.375    06/01/29      1,074,810
 2,000    Harris Cnty, TX Perm Impt & Rfdg................ 5.000    10/01/11      2,188,360
 4,820    Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09)
          (AMBAC Insd)....................................   *      08/15/18      2,204,620
 1,000    Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09)
          (AMBAC Insd)....................................   *      08/15/21        372,090
 2,105    Houston, TX Hotel Occupancy Tax & Spl Rev
          Convention & Entmt Ser B (AMBAC Insd)........... 5.750    09/01/15      2,408,773
 1,000    Houston, TX Pub Impt Rfdg (FSA Insd)............ 5.750    03/01/15      1,141,640
 2,000    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B Rfdg
          (FGIC Insd)..................................... 6.250    12/01/05      2,179,280
 1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
          Christian A..................................... 7.500    02/15/18      1,570,290
 1,100    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
          Mem Hosp Proj................................... 7.200    01/01/21      1,050,346
 1,000    North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare
          Sys Proj Ser A.................................. 5.125    05/15/29      1,014,030

 12                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          TEXAS (CONTINUED)
$1,750    North Cent TX Hlth Fac Dev Hosp Childrens Med
          Ctr Dallas (AMBAC Insd)......................... 5.250%   08/15/32   $  1,827,718
 2,805    Tarrant Regl Wtr Dist TX Wtr Impt Rfdg (FSA
          Insd)........................................... 5.250    03/01/19      3,063,817
 3,332    Texas Mun Pwr Agy Rev (AMBAC Insd)..............   *      09/01/07      3,049,613
   193    Texas Mun Pwr Agy Rev (Escrowed to Maturity)
          (AMBAC Insd)....................................   *      09/01/07        177,477
 4,300    Texas St Pub Ppty Fin Corp Rev Mental Hlth &
          Retardation Rfdg (FSA Insd)..................... 5.500    09/01/13      4,414,122
 1,565    Texas St Univ Sys Fin Rev Rfdg (FSA Insd)....... 5.000    03/15/20      1,644,940
 1,000    Texas Tech Univ Rev Fin Sys Seventh Ser (MBIA
          Insd)........................................... 5.000    08/15/25      1,025,780
 1,500    Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien
          Ser B........................................... 5.250    07/15/17      1,645,170
 1,000    Trinity River Auth TX Rev Tarrant Cnty Wtr Proj
          Impt & Rfdg (MBIA Insd)......................... 5.500    02/01/21      1,106,440
 2,500    University TX Univ Rev Fin Sys Ser B............ 5.250    08/15/20      2,723,475
                                                                               ------------
                                                                                 45,422,201
                                                                               ------------
          UTAH  0.4%
 1,000    Salt Lake Cnty, UT College Rev Westminster
          College Proj.................................... 5.750    10/01/27      1,014,190
   165    Utah St Hsg Fin Agy Single Family Mtg Ser B
          Class 2 (FHA/VA Gtd)............................ 6.250    07/01/14        168,026
                                                                               ------------
                                                                                  1,182,216
                                                                               ------------
          VIRGINIA  0.8%
 2,275    Virginia Comwlth Trans Brd Northn VA Trans Dist
          Pgm Ser A....................................... 5.375    05/15/15      2,548,410
                                                                               ------------

          WASHINGTON  5.4%
 3,410    Clark Cnty, WA Pub Util Dist Rfdg (FSA Insd).... 5.500    01/01/08      3,822,644
 2,595    Clark Cnty, WA Pub Util Dist Rfdg (FSA Insd).... 5.500    01/01/09      2,946,363
 1,300    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd)................................. 5.500    07/01/17      1,447,004
 4,400    King Cnty, WA Ser B Rfdg (MBIA Insd)............ 5.250    01/01/34      4,559,368
 1,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)...... 5.750    12/01/20      1,150,460
 2,100    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)...... 5.750    12/01/21      2,404,815
                                                                               ------------
                                                                                 16,330,654
                                                                               ------------
          WISCONSIN  2.1%
 2,345    Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)........ 5.375    01/01/19      2,564,727
 3,500    Milwaukee, WI Redev Auth Rev Milwaukee Pub Schs
          (AMBAC Insd).................................... 5.125    08/01/22      3,710,035
                                                                               ------------
                                                                                  6,274,762
                                                                               ------------
          GUAM  1.0%
 2,800    Guam Pwr Auth Rev Ser A (AMBAC Insd)............ 5.250    10/01/34      2,930,508
                                                                               ------------

See Notes to Financial Statements                                             13

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          PUERTO RICO  0.3%
$1,000    Puerto Rico Indl Tourist Ed Med & Environmental
          Ctl Fac Fin Auth Higher Ed Rev.................. 5.375%   02/01/19   $  1,034,160
                                                                               ------------

TOTAL INVESTMENTS  152.6%
  (Cost $428,050,198).......................................................    461,675,918
OTHER ASSETS IN EXCESS OF LIABILITIES  2.0%.................................      5,925,942
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (54.6%).................   (165,072,645)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $302,529,215
                                                                               ============

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise .02% of net assets applicable to common shares.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 14                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $428,050,198).......................  $461,675,918
Receivables:
  Interest..................................................     6,710,315
  Investments Sold..........................................       511,810
Other.......................................................         6,270
                                                              ------------
    Total Assets............................................   468,904,313
                                                              ------------
LIABILITIES:
Payables:
  Custodian Bank............................................       492,727
  Investment Advisory Fee...................................       236,911
  Income Distributions--Common Shares.......................       106,690
  Capital Gain Distributions--Common Shares.................        98,462
  Other Affiliates..........................................        13,445
  Variation Margin on Futures...............................         4,062
Trustees' Deferred Compensation and Retirement Plans........       230,932
Accrued Expenses............................................       119,224
                                                              ------------
    Total Liabilities.......................................     1,302,453
Preferred Shares (including accrued distributions)..........   165,072,645
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $302,529,215
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($302,529,215 divided by
  28,684,985 shares outstanding)............................  $      10.55
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 28,684,985 shares issued and
  outstanding)..............................................  $    286,850
Paid in Surplus.............................................   265,829,515
Net Unrealized Appreciation.................................    33,622,464
Accumulated Undistributed Net Investment Income.............     2,790,953
Accumulated Net Realized Loss...............................          (567)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $302,529,215
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 330 issued with liquidation preference of $500,000 per share)................................................  $165,000,000
                                                              ============

NET ASSETS INCLUDING PREFERRED SHARES.......................  $467,529,215
                                                              ============

See Notes to Financial Statements                                             15

Statement of Operations
For the Six Months Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $11,209,687
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,394,889
Preferred Share Maintenance.................................      219,845
Trustees' Fees and Related Expenses.........................       43,193
Legal.......................................................       25,692
Custody.....................................................       14,908
Other.......................................................      145,355
                                                              -----------
    Total Expenses..........................................    1,843,882
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 9,365,805
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,194,541
  Futures...................................................       63,936
                                                              -----------
Net Realized Gain...........................................    1,258,477
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   38,927,157
                                                              -----------
  End of the Period:
    Investments.............................................   33,625,720
    Futures.................................................       (3,256)
                                                              -----------
                                                               33,622,464
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,304,693)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(4,046,216)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (753,809)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 4,565,780
                                                              ===========

 16                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2003    JUNE 30, 2003
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  9,365,805       $ 18,981,992
Net Realized Gain.......................................       1,258,477          3,743,147
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (5,304,693)        16,417,441
Distributions to Preferred Shareholders:
  Net Investment Income.................................        (753,809)        (2,032,221)
                                                            ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       4,565,780         37,110,359

Distributions to Common Shareholders:
  Net Investment Income.................................      (8,605,086)       (15,661,138)
  Net Realized Gain.....................................      (1,325,246)               -0-
                                                            ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (5,364,552)        21,449,221

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     307,893,767        286,444,546
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,790,953 and $2,784,043,
  respectively).........................................    $302,529,216       $307,893,767
                                                            ============       ============

See Notes to Financial Statements                                             17

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31,    ------------------------
                                                         2003           2003        2002 (d)
                                                     ----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $    10.73     $     9.99    $     9.62
                                                      ----------     ----------    ----------
  Net Investment Income.............................         .33            .66           .70
  Net Realized and Unrealized Gain/Loss.............        (.13)           .70           .31
Common Share Equivalent of Distributions Paid to
Preferred Shareholders:
  Net Investment Income.............................        (.03)          (.07)         (.11)
                                                      ----------     ----------    ----------
Total from Investment Operations....................         .17           1.29           .90
Distributions Paid to Common Shareholders:
  Net Investment Income.............................        (.30)          (.55)         (.53)
  Net Realized Gain.................................        (.05)           -0-           -0-
                                                      ----------     ----------    ----------
NET ASSET VALUE, END OF THE PERIOD..................  $    10.55     $    10.73    $     9.99
                                                      ==========     ==========    ==========

Common Share Market Price at End of the Period......  $     9.48     $     9.66    $     8.85
Total Return (e)....................................       1.84%*        15.76%         5.64%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..............................  $    302.5     $    307.9    $    286.4
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares (a)..............................       1.23%          1.21%         1.25%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (a)...................       6.26%          6.35%         6.99%
Portfolio Turnover..................................         10%*           35%           41%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (a)..............................        .79%           .78%          .79%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)...................       5.76%          5.67%         5.92%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..................         330            330           330
Asset Coverage Per Preferred Share (c)..............  $1,416,975     $1,433,101    $1,368,316
Involuntary Liquidating Preference Per Preferred
  Share.............................................  $  500,000     $  500,000    $  500,000
Average Market Value Per Preferred Share............  $  500,000     $  500,000    $  500,000

*  Non-Annualized

(a)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(b)Ratios reflect the effect of dividend payments to preferred shareholders.

(c)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(d)As required, effective July 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $.01, decrease realized and unrealized gains and losses per share by $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .04%. Per shares, supplemental data for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.

(e)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.


YEAR ENDED JUNE 30,
----------------------------------------------------------------------------------------------------------
        2001         2000         1999         1998         1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------
     $     8.99   $     9.56   $    10.26   $    10.01   $     9.76   $     9.76   $     9.92   $    11.13
     ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
            .75          .81          .84          .89          .92          .94          .96         1.00
            .66         (.55)        (.70)         .26          .26          .05         (.06)       (1.21)
           (.23)        (.22)        (.19)        (.21)        (.21)        (.22)        (.22)        (.16)
     ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
           1.18          .04         (.05)         .94          .97          .77          .68         (.37)
           (.55)        (.61)        (.65)        (.69)        (.72)        (.77)        (.84)        (.84)
            -0-          -0-          -0-          -0-          -0-          -0-          -0-          -0-
     ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     $     9.62   $     8.99   $     9.56   $    10.26   $    10.01   $     9.76   $     9.76   $     9.92
     ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

     $     8.89   $   8.6875   $    9.625   $   10.875   $   10.875   $    9.875   $   11.125   $   11.125
          8.88%       -3.08%       -5.68%        6.85%       18.32%       -4.27%        8.59%       -0.05%
     $    276.0   $    258.0   $    274.1   $    292.3   $    283.2   $    273.7   $    271.1   $    272.7
          1.27%        1.32%        1.24%        1.23%        1.28%        1.31%        1.33%        1.28%
          7.94%        9.06%        8.23%        8.69%        9.25%        9.47%        9.85%        9.30%
            50%          54%          98%         103%          53%          29%          38%          45%

           .79%         .81%         .79%         .79%         .80%         .82%         .83%         .82%
          5.50%        6.59%        6.35%        6.64%        7.18%        7.26%        7.56%        7.86%

            330          330          330          330          330          330          330          330
     $1,336,403   $1,281,820   $1,330,642   $1,385,892   $1,358,326   $1,329,390   $1,321,483   $1,326,388
     $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000
     $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000

See Notes to Financial Statements                                             19

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on August 26, 1988. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which is considered to approximate market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2003, the Trust did not have any when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $427,697,092
                                                                ============
Gross tax unrealized appreciation...........................    $ 34,264,362
Gross tax unrealized depreciation...........................        (285,536)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 33,978,826
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on future transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................    $18,900
  Long-term capital gain....................................        -0-
                                                                -------
                                                                $18,900
                                                                =======

    As of June 30, 2003, the component of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $56,043
Undistributed long-term capital gain........................     14,865

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust.

    For the six months ended December 31, 2003, the Trust recognized expenses of approximately $15,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended December 31, 2003, the Trust recognized expenses of approximately $24,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $47,287,078 and $48,478,555, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts or agreements.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

    Transactions in futures contracts for the six months ended December 31, 2003, were as follows:

                                                                CONTRACTS
Outstanding at June 30, 2003................................        70
Futures Opened..............................................       107
Futures Closed..............................................      (146)
                                                                  ----
Outstanding at December 31, 2003............................        31
                                                                  ====

    The futures contracts outstanding as of December 31, 2003, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
10-Year U.S. Treasury Notes-March 2004
  (Current Notional Value of $112,266 per contract).........      6           $ 1,662
5-Year U.S. Treasury Notes-March 2004
  (Current Notional Value of $111,625 per contract).........     25            (4,918)
                                                                 --           -------
                                                                 31           $(3,256)
                                                                 ==           =======

5. PREFERRED SHARES

The Trust has outstanding 330 shares of Rate Adjusted Tax-Exempt Shares ("Rates") in three series of 110 shares each. Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The average rate in effect on December 31, 2003 was 1.084%. During the six months ended December 31, 2003, the rates ranged from 0.700% to 1.112%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The Rates are redeemable at the option of the Trust in whole or in part at a price of $500,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the Rates are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANANGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK NELSON
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*
SUZANNE H WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 24

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 919, 107
                                                 VMT SAR 2/04 13606B04-AS-2/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Van Kampen Municipal Income Trust
              ---------------------------------------------

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004